GENERAL (Acquisition of Lioli Ceramica Pvt Ltd) (Narrative) (Details) $ in Thousands		1 Months Ended
	Oct. 05, 2020 USD ($)	Mar. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) Country	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Number of countries in which entity sells products | Country			60
Lioli Ceramica Pvt Ltd [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	55.00%
Total net consideration	$ 13,574
Deferred consideration additional amount	10,000				$ 1,780
Fair value of Deferred consideration	$ 1,492
Fair value of non-controlling interests			$ 7,789	$ 7,903
Purchased additional shares | shares		9,870,000
Purchased additional share amount		$ 2,500
Lioli Ceramica Pvt Ltd [Member] | Lioli [Member]
Business Acquisition [Line Items]
Ownership interest, percentage		60.40%